CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ 2,129,058	$ 310,214	¥ 1,389,242	¥ (772,963)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Share-based compensation expenses	462,874	67,443	350,569	266,575
Depreciation and amortization expenses	413,092	60,189	435,627	406,827
Investment income, net	(24,305)	(3,541)	(319,739)	(149)
Share of results of equity investees	91,497	13,332	687,400	926,740
Interest expense	28,086	4,092	51,404	73,395
Loss upon conversion of Guazi Convertible Note	0	0	0	84,177
Interest income from Guazi Convertible Note	0	0	0	(17,503)
Allowance for doubtful accounts and other current assets write-off	5,974	870	16,762	56,617
Fair value change of long-term investments	139,250	20,289	0	0
Loss /(gain) on deconsolidation and disposal of businesses	3,274	477	0	(79,581)
Impairment loss of long-term investments and other non-current assets	40,000	5,828	37,300	172,125
Loss/(income) on disposal of property and equipment	(3,225)	(470)	968	(463)
Deferred income taxes	(70,444)	(10,264)	(65,839)	(56,358)
Foreign currency exchange loss/(gain), net	(597)	(87)	(793)	3,727
Changes in operating assets and liabilities, net of acquisitions and disposals:
Accounts receivable	(261,151)	(38,051)	(260,265)	(87,769)
Prepayments and other assets	52,744	7,685	(345,300)	(9,451)
Accounts payable	268,784	39,163	40,503	(38,522)
Deferred revenues	224,578	32,722	285,352	420,938
Customer advances	99,621	14,515	129,362	233,411
Salary and welfare payable	106,483	15,515	(13,897)	41,086
Taxes payable	64,152	9,348	122,653	(4,078)
Accrued expenses and other liabilities	29,836	4,347	238,571	269,068
Net cash provided by operating activities	3,799,581	553,616	2,779,880	1,887,849
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(183,679)	(26,763)	(121,278)	(213,116)
Cash received for disposal of property and equipment	1,951	284	499	364
Purchase of long-term investments	(1,792,895)	(261,233)	(467,385)	(168,741)
Cash paid to term deposits and other advances	0	0	(15,824)	(181,160)
Proceeds from maturity of term deposits	0	0	61,228	10,530
Purchase of short-term investments	(26,461,220)	(3,855,522)	(18,527,200)	(9,701,600)
Proceeds from maturity of short-term investments	25,320,170	3,689,266	15,931,400	9,120,873
Cash received for disposal of long-term investments	16,500	2,404	353,485	0
Cash paid for acquisition of Anjuke, net of acquisition of cash	0	0	0	(190,868)
Cash paid for equity investment in Ganji	0	0	0	(806,383)
Cash paid for step-acquisition of Ganji, net of acquisition of cash	0	0	(91,867)	(662,722)
Cash paid for acquisitions of other subsidiaries, net of acquisition of cash	(9,796)	(1,427)	(3,100)	(479)
Cash received/(paid) upon disposal of businesses	22,004	3,206	(330,248)	(6,227)
Net cash used in investing activities	(3,086,965)	(449,785)	(3,210,290)	(2,799,529)
Cash flows from financing activities:
Proceeds from exercise of share options	13,518	1,970	100,866	21,131
Proceeds from short-term loans	0	0	0	2,853,303
Repayment of short-term loans	(75,000)	(10,928)	(1,804,498)	(2,994,038)
Proceeds from long-term loans	0	0	740,084	150,000
Proceeds from issuance of preference shares of a subsidiary to Tencent	0	0	1,373,558	0
Contribution from noncontrolling interest holders	80,000	11,656	164,589	28,235
Cash received on behalf of a related party	82,358	12,000	0	0
Cash paid for acquisitions of noncontrolling interest	(49,811)	(7,258)	0	0
Other financing payment	(4,145)	(604)	(3,523)	0
Net cash provided by financing activities	46,920	6,836	571,076	58,631
Effect of exchange rate changes on cash, cash equivalents and restricted cash	29,610	4,315	(82,731)	35,623
Net increase/(decrease) in cash, cash equivalents and restricted cash	789,146	114,982	57,935	(817,426)
Cash, cash equivalents and restricted cash at the beginning of the year	2,410,332	351,197	2,352,397	3,169,823
Cash, cash equivalents and restricted cash at the end of the year	3,199,478	466,179	2,410,332	2,352,397
Supplemental disclosure of cash flow information:
Income tax paid, net	238,589	34,764	166,800	3,541
Interest expense paid	43,877	6,393	66,336	74,861
Supplemental disclosure of non-cash activities:
Property and equipment in accounts payable	4,434	646	9,001	36,967
Deemed dividend to mezzanine classified noncontrolling interests	132,202	19,262	89,024	15,717
Non-cash consideration for investment in Tujia.com International ("Tujia")	0	0	0	79,132
Non-cash consideration for disposal of Finance Business	¥ 0	$ 0	¥ 150,908	¥ 0